Segment information - Non-Current Assets, Net Revenue and Fair Value Gains (Losses) by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 1,493,220	$ 1,480,439	$ 831,377
Investment property	34,295	40,725	42,342
Biological assets	13,303	11,270
Sales of goods and services rendered	887,138	793,239	933,178
Initial recognition and changes in fair value of biological assets and agricultural produce	68,589	16,195	63,220
Changes in net realizable value of agricultural produce after harvest	1,825	(909)	8,852
Operating segments
Disclosure of geographical areas [line items]
Property, plant and equipment	1,493,220	1,480,439
Investment property	34,295	40,725
Goodwill	20,020	21,350
Biological assets	13,303	11,270
Sales of goods and services rendered	891,554	810,609	933,178
Initial recognition and changes in fair value of biological assets and agricultural produce	70,295	31,025	63,220
Changes in net realizable value of agricultural produce after harvest	1,542	2,704	8,852
Operating segments | Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment	834,248	811,890
Investment property	34,295	40,725
Goodwill	14,603	15,081
Biological assets	13,303	11,270
Sales of goods and services rendered	229,547	207,480	214,888
Initial recognition and changes in fair value of biological assets and agricultural produce	55,760	45,985	36,341
Changes in net realizable value of agricultural produce after harvest	2,682	1,148	5,705
Operating segments | Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment	648,471	656,586
Investment property	0	0
Goodwill	5,417	6,269
Biological assets	0	0
Sales of goods and services rendered	462,174	496,966	545,859
Initial recognition and changes in fair value of biological assets and agricultural produce	13,167	(13,541)	26,326
Changes in net realizable value of agricultural produce after harvest	(8)	1,436	1,346
Operating segments | Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment	10,501	11,963
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Sales of goods and services rendered	199,833	106,163	172,431
Initial recognition and changes in fair value of biological assets and agricultural produce	1,368	(1,419)	553
Changes in net realizable value of agricultural produce after harvest	$ (1,132)	$ 120	$ 1,801